GOODWILL - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill		$ 0	$ 16,211
Goodwill impairment	$ 16,200	16,211	0	$ 0
Mountaineer Midstream
Goodwill [Line Items]
Goodwill			16,200
Goodwill impairment		$ 16,200	$ 0	$ 0